NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Abstract]
Minority Interest [Table Text Block]
Non-controlling interest consists of the following:

	June 30,	June 30,
	2014	2013

Sino-China:
Original paid-in capital	$356,400	$356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive loss	(64,872)	(85,653)
Accumulated deficit	(5,006,843)	(3,849,640)
	(4,714,271)	(3,577,849)
Trans Pacific Logistics Shanghai Ltd.	20,240	4,019
Total	$(4,694,031)	$(3,573,830)